Other non-current liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities

	At December 31, 2019	At September 30, 2020
	(in thousands)
Trade payables	$1,139	$1,050
Deferred tax liabilities	429	18
Contract liabilities:
License and development services agreement	11,249	4,341
Deferred revenue	323	—
Total contract liabilities	$11,572	$4,341